Other Non-Operating Income - Schedule of Others Non-Operating Income (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Others, Non-Operating Income [Abstract]
Rental income	[1]	$ 72,597	$ 17,562
Tax subsidies and deductions		2,161	(1,155)	14
Government subsidies		14,278	701	1,314
Gain from disposal of HQT	[2]	29,674
Others income/(expenses)		(18,057)	4,536	13,229
Total		$ 100,653	$ 21,644	$ 14,557

[1]	Rental income for the year ended September 30, 2025 and 2024 was generated from the operating lease of part of warehouse located in Saitama, Japan.
[2]	Gain from disposal of HQT, which obtained the gain of $29,674 from cleaning up the current accounts due to the deregistration of HQT.